CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the period	R$ 181,789	R$ 10,036,699	R$ 10,487,899	R$ 7,281,440
Other comprehensive income (loss)
Exchange rate variation and fair value investments in equity measured at fair value through other comprehensive income	1,775	(3,158)	(2,058)	(217)
Tax effect of the above items	(603)	1,074	700	74
Items with no subsequent effect on income	1,172	(2,084)	(1,358)	(143)
Exchange rate variation on conversion of financial information of the subsidiaries abroad	3,001	(3,291)	(6,852)	(22,877)
Realization of the above items	(14)	(746)	(14)	(746)
Items with no subsequent effect on income	2,987	(4,037)	(6,866)	(23,623)
Total comprehensive income (loss)	185,948	10,030,578	10,479,675	7,257,674
Attributable to
Controlling shareholders'	179,784	10,028,990	10,472,118	7,254,101
Non-controlling interest	R$ 6,164	R$ 1,588	R$ 7,557	R$ 3,573